Condensed Parent Company Only Financial Statements (Tables) (HopFed [Member])	12 Months Ended
Dec. 31, 2014
HopFed [Member]
Summary of Condensed Balance Sheets
Condensed Balance Sheets:
	2014	2013
Assets:
Cash and due from banks	$2,932	5,199
Investment in subsidiary	106,088	100,914
Prepaid expenses and other assets	534	1,078

Total assets	$109,554	$107,191

Liabilities and equity
Liabilities
Unrealized loss on derivative	$390	750
Dividends payable - common	301	325
Interest payable	87	87
Other liabilities	64	2
Subordinated debentures	10,310	10,310

Total liabilities	11,152	11,474

Equity:
Preferred stock	—	—
Common stock	79	79
Additional paid-in capital	58,466	58,302
Retained earnings	45,729	44,694
Treasury stock- common stock	(9,429)	(5,929)
Accumulated other comprehensive income	3,557	(1,429)

Total equity	98,402	95,717

Total liabilities and equity	$109,554	107,191

Summary of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows:

	2014	2013	2012
Cash flows from operating activities:
Net income	$2,199	3,762	4,069
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	(423)	817	1,025
Amortization of restricted stock	164	115	99
Increase (decrease) in:
Current income taxes payable	200	(355)	74
Accrued expenses	280	(142)	(1)

Net cash (used in) provided by operating activities:	2,420	4,197	5,266

Cash flows for investing activities:
Net cash flow used in investing activities	—	—	—
Cash flows from financing activities:
Purchase of preferred stock - treasury	—	—	(18,400)
Purchase of common stock - treasury	(3,500)	(853)	—
Purchase of common stock warrant	—	(257)	—
Dividends paid on preferred stock	—	—	(1,007)
Dividends paid on common stock	(1,187)	(751)	(598)

Net cash (used in) provided by financing activities	(4,687)	(1,861)	(20,005)

Net increase (decrease) in cash	(2,267)	2,336	(14,739)
Cash and due from banks at beginning of year	5,199	2,863	17,602

Cash and due from banks at end of year	$2,932	5,199	2,863